EQUITY INCENTIVE PLANS - Disclosure of outstanding deferred share units (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Incentive Plans [Abstract]
Number of shares issuable at beginning of period	472,600	305,400
DSUs Granted	185,700	167,200
Number of shares issuable at end of period	658,300	472,600